As filed with the Securities and Exchange Commission on January 18, 2018

Securities Act File No. 333-173276

Investment Company Act of 1940 File No. 811-22542

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 140

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 146

SSGA Active Trust

(Exact Name of Registrant as Specified in Charter)

One Lincoln Street

Boston, Massachusetts 02111

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (617) 664-7037

Joshua A. Weinberg, Esq.

Managing Director and Managing Counsel

SSGA Funds Management, Inc.

One Lincoln Street

Boston, Massachusetts 02111

(Name and Address of Agent for Service)

Copies to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to Rule 485, paragraph (b)
☐	on pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on pursuant to Rule 485, paragraph (a)(2)
☐	As soon as practicable after the effective date of this registration statement.

SSGA MASTER TRUST HAS ALSO EXECUTED THIS REGISTRATION STATEMENT

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, SSGA Active Trust, the Registrant, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 18th day of January, 2018.

SSGA Active Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Bonny E. Boatman*	Trustee	January 18, 2018
Bonny E. Boatman

/s/ Dwight D. Churchill*	Trustee	January 18, 2018
Dwight D. Churchill

/s/ David M. Kelly*	Trustee	January 18, 2018
David M. Kelly

/s/ Frank Nesvet*	Trustee	January 18, 2018
Frank Nesvet

/s/ Carl G. Verboncoeur*	Trustee	January 18, 2018
Carl G. Verboncoeur

/s/ James E. Ross*	Trustee	January 18, 2018
James E. Ross

/s/ Ellen M. Needham Ellen M. Needham	President and Principal Executive Officer	January 18, 2018

/s/ Bruce S. Rosenberg Bruce S. Rosenberg	Treasurer and Principal Financial Officer	January 18, 2018

*By:	/s/ Jesse D. Hallee
Jesse D. Hallee
As Attorney-in-Fact Pursuant to Power of Attorney

SIGNATURES

SSGA Master Trust has duly caused this Post-Effective Amendment No. 140 to the Registration Statement on Form N-1A of the SSGA Active Trust (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on January 18, 2018.

SSGA MASTER TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated, on January 18, 2018.

SIGNATURE	TITLE

/s/ Bonny E. Boatman*	Trustee
Bonny E. Boatman

/s/ Dwight D. Churchill*	Trustee
Dwight D. Churchill

/s/ David M. Kelly*	Trustee
David M. Kelly

/s/ Frank Nesvet*	Trustee
Frank Nesvet

/s/ Carl G. Verboncoeur*	Trustee
Carl G. Verboncoeur

/s/ James E. Ross* James E. Ross	Trustee

/s/ Ellen M. Needham Ellen M. Needham	President and Principal Executive Officer

/s/ Bruce S. Rosenberg	Treasurer and Principal Financial Officer
Bruce S. Rosenberg

*By:	/s/ Jesse D. Hallee
Jesse D. Hallee
As Attorney-in-Fact Pursuant to Power of Attorney

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase